SPDR® MIDCAP 400SM ETF TRUST

(“MDY” or the “Trust”)

(A Unit Investment Trust)

Supplement dated August 22, 2017

to the Prospectus dated January 20, 2017, as supplemented

Effective September 5, 2017 (the “Effective Date”), the settlement cycle for the creation and redemption of the Trust’s units will change from three (3) business days after the trade date to two (2) business days after the trade date and the record date for determining the beneficial owners entitled to receive the Trust’s dividend distributions will change from two (2) business days after the ex-dividend date to one (1) business day after the ex-dividend date. Accordingly, the following changes are made to the Prospectus as of the Effective Date:

•	The eighth paragraph of the sub-section entitled “Purchase (Creation)” within the section entitled “PURCHASES AND REDEMPTIONS OF CREATION UNITS” on page 45 of the Prospectus is hereby deleted and replaced in its entirety as follows:

If the order is not placed in proper form by the Closing Time or federal funds in the appropriate amount are not received by 11:00 a.m. New York time on the next Business Day, the order may be deemed to be rejected and the Authorized Participant shall be liable to the Trust for any losses resulting therefrom. An additional amount of cash must be deposited with the Trustee, pending delivery of the missing Index Securities, to the extent necessary to maintain the Additional Cash Deposit with the Trustee in an amount at least equal to 115% of the daily mark-to-market value of the missing Index Securities. If the missing Index Securities are not received by 1:00 p.m. New York time on the second (2nd) Business Day following the day on which the purchase order is deemed received and if a mark-to-market payment is not made within one (1) Business Day following notification by the Distributor that such payment is required, the Trustee will return any unused portion of the Additional Cash Deposit only once all of the missing Index Securities of the Portfolio Deposit have been properly received or purchased by the Trustee and deposited into the Trust. In addition, a Transaction Fee of $4,000 is charged in all such cases to protect the existing Beneficial Owners (as defined below in “Book-Entry-Only System”) from the dilutive costs associated with the maintenance and valuation of the required collateral, as well as the cost of acquiring and missing Index Securities. The delivery of Creation Units created as described above will occur no later than the second (2nd) Business Day following the day on which the purchase order is deemed received. The Participant Agreement for any Participating Party intending to follow these procedures contains terms and conditions permitting the Trustee to buy the missing portion(s) of a Portfolio Deposit at any time and will subject the Participating Party to liability for any shortfall between the cost to the Trust of purchasing such stocks and the value of such collateral. The Participating Party is liable to the Trust for the costs incurred by the Trust in connection with any such purchases. The Trust will have no liability for any such shortfall.

•	The twelfth paragraph of the sub-section entitled “Purchase (Creation)” within the section entitled “PURCHASES AND REDEMPTIONS OF CREATION UNITS” on page 46 of the Prospectus is hereby deleted and replaced in its entirety as follows:

Placement of Creation Orders Using Clearing Process. Creation Units created through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Trustee to transmit to the Participating Party such trade instructions as are necessary to effect the creation order. Pursuant to the trade instructions from the Trustee to NSCC, the Participating Party agrees to transfer the requisite Index Securities (or contracts to purchase such Index Securities that are expected to be delivered through the Clearing Process in a “regular way” manner by the second day during which NSCC is open for business (each such day, an “NSCC Business Day”)) and the Cash Component to the Trustee, together with such additional information as may be required by the Trustee.

•

The thirteenth paragraph of the sub-section entitled “Purchase (Creation)” within the section entitled “PURCHASES AND REDEMPTIONS OF CREATION UNITS” on page 46 of the Prospectus is hereby deleted and replaced in its entirety as follows:

Placement of Creation Orders Outside Clearing Process. Creation Units created outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement and has stated in its order that it is not using the Clearing Process and that creation will instead be effected through a transfer of stocks and cash directly through DTC. The requisite number of Index Securities must be delivered through DTC to the account of the Trustee by no later than 11:00 a.m. of the next Business Day immediately following the relevant Transmittal Date. The Trustee, through the Federal Reserve Bank wire transfer system, must receive the Cash Component no later than 1:00 p.m. on the next Business Day immediately following the relevant Transmittal Date. If the Trustee does not receive both the requisite Index Securities and the Cash Component in a timely fashion, the order may be cancelled. Upon written notice to the Distributor, the cancelled order may be resubmitted the following Business Day using a Portfolio Deposit as newly constituted to reflect the current NAV of the Trust. The delivery of Units so created will occur no later than the second (2nd) Business Day following the day on which the creation order is deemed received by the Distributor.

•	The sixth paragraph of the sub-section entitled “Redemption” within the section entitled “PURCHASES AND REDEMPTIONS OF CREATION UNITS” on pages 47-48 of the Prospectus is hereby deleted and replaced in its entirety as follows:

The Trustee transfers to the redeeming Beneficial Owner via DTC and the relevant DTC Participant(s) a portfolio of Index Securities (based on NAV of the Trust) for each Creation Unit delivered, generally identical in weighting and composition to the stock portion of a Portfolio Deposit as in effect (a) on the date a request for redemption is deemed received by the Trustee or (b) in the case of the termination of the Trust, on the date that notice of the termination of the Trust is given. The Trustee also transfers via the relevant DTC Participant(s) to the redeeming Beneficial Owner a “Cash Redemption Payment,” which on any given Business Day is an amount identical to the amount of the Cash Component and is equal to a proportional amount of the following: dividends on the Portfolio Securities for the period through the date of redemption, net of expenses and liabilities for such period including, without limitation, (i) taxes or other governmental charges against the Trust not previously deducted, if any, (ii) accrued fees of the Trustee and (iii) other expenses of the Trust (including legal and auditing expenses) not previously deducted, as if the Portfolio Securities had been held for the entire accumulation period for such distribution, plus or minus the Balancing Amount. The redeeming Beneficial Owner must deliver to the

Trustee any amount by which the amount payable to the Trust by such Beneficial Owner exceeds the amount of the Cash Redemption Payment (“Excess Cash Amounts”). For redemptions through the Clearing Process, the Trustee effects a transfer of the Cash Redemption Payment and stocks to the redeeming Beneficial Owner by the second (2nd) NSCC Business Day following the date on which request for redemption is deemed received. For redemptions outside the Clearing Process, the Trustee transfers the Cash Redemption Payment and the stocks to the redeeming Beneficial Owner by the second (2nd) Business Day following the date on which the request for redemption is deemed received. The Trustee will cancel all Units delivered upon redemption.

•	The fourteenth paragraph of the sub-section entitled “Redemption” within the section entitled “PURCHASES AND REDEMPTIONS OF CREATION UNITS” on page 50 of the Prospectus is hereby deleted and replaced in its entirety as follows:

Placement of Redemption Orders Using Clearing Process. A redemption order made through the Clearing Process will be deemed received on the Transmittal Date so long as (a) the order is received by the Trustee not later than the Closing Time on such Transmittal Date and (b) all other procedures set forth in the Participant Agreement are properly followed. The order is effected based on the NAV of the Trust as determined as of the Evaluation Time on the Transmittal Date. A redemption order made through the Clearing Process and received by the Trustee after the Closing Time will be deemed received on the next Business Day immediately following the Transmittal Date. The Participant Agreement authorizes the Trustee to transmit to NSCC on behalf of a Participating Party such trade instructions as are necessary to effect the Participating Party’s redemption order. Pursuant to such trade instructions from the Trustee to NSCC, the Trustee will transfer (a) the requisite stocks (or contracts to purchase such stocks which are expected to be delivered in a “regular way” manner) by the second (2nd) NSCC Business Day following the date on which the request for redemption is deemed received, and (b) the Cash Redemption Payment.

•	The sixteenth paragraph of the sub-section entitled “Redemption” within the section entitled “PURCHASES AND REDEMPTIONS OF CREATION UNITS” on page 50 of the Prospectus is hereby deleted and replaced in its entirety as follows:

The Trustee initiates procedures to transfer the requisite stocks (or contracts to purchase such stocks) that are expected to be delivered within two (2) Business Days and the Cash Redemption Payment to the relevant DTC Participant on behalf of the redeeming Beneficial Owner by the second (2nd) Business Day following the relevant Transmittal Date.

•	The first paragraph of the sub-section entitled “General Policies” within the section entitled “ADDITIONAL INFORMATION REGARDING DIVIDENDS AND DISTRIBUTIONS” on pages 64-65 of the Prospectus is hereby deleted and replaced in its entirety as follows:

The regular quarterly ex-dividend date for Units is the third (3rd) Friday in each of March, June, September and December, unless such day is not a Business Day, in which case the ex-dividend date is the immediately preceding Business Day (“Ex-Dividend Date”). Beneficial Owners reflected on the records of DTC and the DTC Participants on the first (1st) Business Day following the Ex-Dividend Date (“Record Date”) are entitled to receive an amount representing dividends accumulated on

Portfolio Securities through the quarterly dividend period which ends on the Business Day preceding such Ex-Dividend Date (including stocks with ex-dividend dates falling within such quarterly dividend period), net of fees and expenses, accrued daily for such period. For the purposes of all dividend distributions, dividends per Unit are calculated at least to the nearest 1/100th of $0.01. The payment of dividends is made on the last Business Day in the calendar month following each Ex-Dividend Date (“Dividend Payment Date”). Dividend payments are made through DTC and the DTC Participants to Beneficial Owners then of record with funds received from the Trustee.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.